Taxation - Disclosure of Potential Future Tax Deductions (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of deferred tax not recognised, deductible temporary differences	$ 885,000,000	$ 883,000,000
Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	2,803,000,000	2,606,000,000
Deductible temporary differences for which no deferred tax asset is recognised	2,464,000,000	2,429,000,000
Tax losses carried forward utilisable against mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	314,000,000	378,000,000
Deductible temporary differences for which no deferred tax asset is recognised	304,000,000	329,000,000
Capital Gains Tax (CGT) losses available to be utilised against future CGT gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	41,000,000	43,000,000
Deductible temporary differences for which no deferred tax asset is recognised	41,000,000	43,000,000
Avgold | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	1,230,400,000	1,151,600,000
Randfontein | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	156,600,000	157,000,000
Moab Khotsong | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	151,400,000	0
Hidden Valley | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	$ 1,233,300,000	$ 1,277,100,000